NYSA FUND

A Series of

Nysa Series Trust

NYSAX

Supplement dated April 16, 2013

To

Prospectus and Statement of Additional Information dated July 25, 2012

This Supplement amends the Prospectus and Statement of Additional Information of Nysa Fund dated as of July 25, 2012, as supplemented on February 1, 2013 and February 15, 2013.  It replaces the Supplement to the Prospectus and Statement of Additional Information of Nysa Fund dated as of February 15, 2013.   Capitalized Terms used herein are defined in the Prospectus or Statement of Additional Information.

The Prospectus is revised as follows:

1.

The section of the Prospectus captioned Principal Risks on page 5 is changed by the addition of the following paragraph as the second paragraph of that section:

New Portfolio Manager.  Effective as of February 1, 2013, Robert Cuculich, an employee of Pinnacle Advisors LLC, the Fund’s Adviser and Pinnacle Investments, LLC, the Fund’s principal underwriter, replaced Michael Samoraj as Portfolio Manager. Mr. Cuculich is solely and primarily responsible for the day-to-day management of the Fund’s portfolio.  In connection with his duties as Portfolio Manager, Mr. Cuculich is responsible for analyzing which securities are eligible for purchase by the Fund and making decisions to purchase and/or sell portfolio securities in accordance with the Fund’s investment objective and policies. Although Mr. Cuculich has managed client accounts on a non-discretionary basis for 32 years, he has no previous experience managing investment company portfolios. Mr. Cucuich allocates his time among his portfolio management responsibilities and his other responsibilities.  His multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Underwriter.   Investors are encouraged to take into account the risks attendant to Mr. Cuculich’s limited portfolio management experience before investing in the Fund.

3.

The single sentence in section of the Prospectus captioned Portfolio Manager on page 7 is deleted in its entirety and replaced with the following:

Effective as of February 1, 2013, Robert Cuculich replaced Michael Samoraj as portfolio manager of the Fund.

4.

Effective as of March 30, 2013, the content of the back cover page of the Prospectus is replaced in its entirety with the following information:

NYSA SERIES TRUST

507 Plum Street

Syracuse, NY 13204

BOARD OF TRUSTEES

Joseph Masella

Mark E.  Wadach

Lawton A. Williamson

INVESTMENT ADVISER

PINNACLE ADVISORS, LLC

507 Plum Street

Syracuse, NY 13204

UNDERWRITER

PINNACLE INVESTMENTS, LLC

507 Plum Street

Syracuse, NY 13204

LEGAL COUNSEL

PATRICIA C. FOSTER, ESQ. PLLC

170 Van Voorhis Road

Pittsford, NY 14534

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

SANVILLE & COMPANY

1514 Old York Road

Abington, Pennsylvania 19001

CUSTODIAN

HUNTINGTON NATIONAL BANK

7 East Oval EA4E95

Columbus, OH 43219

ADMINISTRATOR/TRANSFER AGENT

MUTUAL SHAREHOLDER SERVICES LLC

8000 Town Centre Dr. Ste 400

Broadview Heights, OH 44147

SHAREHOLDER SERVICES

Nationwide Toll Free:  1-800-535-9169

Additional information about the Fund is included in the Statement of Additional Information (SAI), which is hereby incorporated by reference in its entirety.  Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders.  In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the annual and semi-annual  reports to shareholders or other information about the Fund, or to make inquiries about the Fund, please call 1-800-535-9169. The Fund does not currently make its SAI, its annual report or its semi-annual report available on a website.  The Fund’s website is under construction.

Information about the Fund, including the SAI, can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C.  Information about the operation of the Public Reference Room can be obtained by calling the Commission at 1-202-942-8090.  Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov.  Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov. or by writing to:  Securities and Exchange Commission, Public Reference Section, Washington, D.C.  20549-0102.

Investment Company Act File Number: 811-07963

Securities Act File Number: 333-17381

The Statement of Additional Information (SAI) is revised as follows:

1.

In the section captioned The Investment Adviser, the subsection captioned “Portfolio Manager” on page 23 is deleted in its entirety and replaced with the following.

Portfolio Manager.  Robert Cuculich replaced Michael Samoraj as Portfolio Manager of the Fund on February 1, 2013. In his role as Portfolio Manager, Mr. Cuculich is responsible for the day-to-day management of the Fund’s investments.  Mr. Cuculich is an employee of both the Adviser and Pinnacle Investments, LLC, a registered broker-dealer and registered investment adviser, which serves as principal underwriter of the Fund (the “Underwriter”).

In his capacity as a registered representative of the Underwriter, Mr. Cuculich is also engaged in a retail securities brokerage business, and in that capacity, handles accounts for customers of the Underwriter on a non-discretionary basis.  Prior to his appointment as Portfolio Manager, Mr. Cuculich had not managed any mutual fund portfolios or any other client accounts on a discretionary basis. He does not currently manage other portfolios or accounts other than the portfolio assets of the Fund on a discretionary basis. The following table provides information regarding the portfolios and accounts managed by Mr. Cuculich as of February 1, 2013:

Portfolio Manager	Registered Investment Companies Managed	Total Assets in Registered Investment Companies Managed	Other Pooled Investment Vehicles Managed	Total Assets in Other Pooled Investment Vehicles Managed	Other Accounts Managed	Total Assets in Other Accounts Managed
Robert Cuculich	1	$1,671,329.90	0	0	0	0

► Conflicts of Interest.  As indicated above, Mr. Cuculich serves as the Portfolio Manager for the Fund.  Mr. Cuculich is also employed by the Underwriter, which is engaged in the retail securities brokerage business, and, as a Financial Consultant, he also handles other accounts for retail customers of the Underwriter on a non-discretionary basis. As a consequence, Mr. Cuculich allocates his time among his portfolio management responsibilities and his responsibilities to retail customers of the Underwriter.  In addition, Mr. Cuculich receives compensation from the Fund in the form of service fees that are attributable to shares of the Fund held by retail accounts of the Underwriter for which he is the broker of record.  Mr. Cuculich’s multiple roles could result in conflicts of interest between his responsibilities to the Fund and his responsibilities to retail customers of the Underwriter.  Such conflicts could occur whether the investment objectives and strategies of those customers are the same as, or different, from, the Fund’s investment objectives and strategies.  For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another account having similar investment objectives and strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the value of securities held by the Fund.  Not all accounts handled by the Portfolio Manager have a fee structure that is the same as or similar to that of the Fund.  In fact, the Portfolio Manager may receive transaction-based compensation in the form of commissions on certain accounts rather than a fee.  If the compensation structure of another account is more advantageous to the Underwriter than the fee structure of the Fund, the Portfolio Manager could have an incentive to favor that other account. However, the Adviser’s compliance procedures and Code of Ethics recognize the Advisor’s fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another.  It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so.

►Compensation of the Portfolio Manager.  Robert Cuculich, the Fund’s Portfolio Manager is an employee of both the Adviser and the Underwriter. While he receives compensation from the Underwriter in the form of commissions on securities transactions and compensation from the Fund in the form of service fees that are attributable to shares of the Fund held by retail accounts of the Underwriter for which he is the broker of record, he does currently not receive compensation from the Adviser for the portfolio management services that he provides to the Fund.

►Ownership of Fund Shares.  The following table shows the Portfolio Manager’s beneficial ownership of shares of the Fund as of February 1, 2013.

Name of Portfolio Manager	Dollar Range of Fund Shares Owned	Aggregate Dollar Range of Shares of All Funds Overseen
Robert Cuculich	$10,001 - $50,000	-0-

2.

The section captioned  Management of the Fund at page 17 is deleted in its entirety and replaced with the following:

MANAGEMENT OF THE FUND

OVERSIGHT ROLE OF THE BOARD OF TRUSTEES; BOARD COMPOSITION AND STRUCTURE

The role of the Board of Trustees in management of the Fund is an oversight role. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Fund, primarily the Adviser and the Distributor, have responsibility for the day-to-day management of the Fund.  These responsibilities include, among others, responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). In connection with its oversight role, the Board, or its committees or their designees, interacts with and receives reports from, senior personnel of the Fund’s service providers, which include, among others, senior investment personnel of the Adviser (including personnel with responsibility for management of the Fund’s portfolio), the Fund’s Chief Compliance Officer and the Adviser’s Chief Compliance Officer.   Effective as of March 30, 2013, Kevin McClelland, an employee of Pinnacle Capital Management, LLC, an affiliate of the Underwriter, replaced Michael Samoraj as Chief Compliance Officer of the Fund.

The Board’s Audit Committee (which consists of all of the Independent Trustees) meets with the Fund’s Treasurer and the Fund’s independent registered public accounting firm on a periodic basis.   Between such meetings, the Audit Committee has access to the Fund’s Treasurer and the Fund’s independent registered public accounting firm. The Board also receives periodic presentations from senior personnel of the Adviser regarding risk management generally, as well as periodic presentations relating to specific operational and investment functions, such as trading practices (including brokerage allocation and execution) and investment research. From time to time, the Board also receives reports from counsel regarding regulatory compliance and governance matters. The Board has adopted policies and procedures designed to address a variety of operational and compliance matters. In addition, the Adviser has adopted certain policies, procedures and controls designed to address particular risks to the Fund’s portfolio. However, the Board recognizes that it is not possible to eliminate all of the risks which might affect the Fund’s Portfolio. The Board’s oversight role does not make the Board a guarantor of the Fund’s portfolio activities.

 The 1940 Act generally requires that at least 40% of a mutual fund’s trustees be trustees who are not “interested trustees” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustees”). Moreover, in order to rely on certain exemptive rules under the 1940 Act, a majority of the Fund’s Trustees  must be Independent Directors, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, two-thirds of the Fund’s Trustees are Independent Trustees.  Although the Board does not currently have a Chairman, the Independent Trustees have designated a lead Independent Trustee who chairs meetings or executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas and facilitates communication among the Independent Trustees, and management. The Independent Trustees do not have counsel separate from counsel to the Fund.

The Board has determined that its leadership structure, in which the Independent Trustees have designated a lead Independent Trustee to function as described above, is appropriate in light of the services that the Adviser and its affiliates provide to the Fund and potential conflicts of interest that could arise from these relationships.

TRUSTEES AND OFFICERS

Overall responsibility for management of the Trust rests with the Board of Trustees (“Board”).  The Board, in turn, elects the Officers of the Trust to actively supervise its day-to-day operations.  One of the three Trustees is an “interested person” of the Trust, as defined by the 1940 Act.  Two of the Trustees are not “interested persons” of the Trust, and are referred to as Independent Trustees.

Each trustee has served the Fund in the following capacities from the following dates:

Position

Length of Service

Joseph Masella*

Trustee

Since 1997

Mark Wadach

Trustee

Since 1997

Lawton  A. Williamson**

Trustee

Since 2013

*Mr. Masella served as an Independent Trustee of the Fund from 1997 – October, 2011, at which time his status changed to that of an “Interested Trustee.”  In October of 2011, Mr. Masella became the Chief Executive Officer of Pinnacle Capital Management, LLC, a registered investment adviser.  Pinnacle Capital Management, LLC , a subsidiary of Pinnacle Holdings Company, LLC, is an affiliate of Pinnacle Investments, LLC, the Fund’s principal underwriter.  Mr. Masella is also a director of Pinnacle Holding Company, LLC.

On March 29, 2013, Mr. Williamson was elected to serve as an Independent Trustee, to fill the vacancy created as a result of the resignation of John Dobek on that date.  Mr. Dobek had served as an Independent Trustee since 2007.

The principal business occupation of each of the Trustees during at least the past five years is set forth in the chart below.  None of the Trustees serves as a director or trustee for any other registered investment company or as a director of any other company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 or that is subject to the requirements of Section 15(d) of the Securities Exchange Act of 1934.

Independent Trustees**

Name	Age	Position With the Fund	Principal Occupation	Number of Portfolios Overseen
Mark Wadach	61	Trustee	Sales Representative for Upstate Utilities Inc. (utilities, telecom and cellular) from 2007 – Present.	1
Lawton A. Williamson	56	Trustee	Director, Community Employment, Onondaga Community Living, Inc. from 2000 – Present.	1

** The principal business address of each Independent Trustee is 507 Plum Street, Syracuse, NY 13204.

Interested Trustee***

Name	Age	Position With the Fund	Principal Occupation	Number of Portfolios Overseen
Joseph Masella	63	Trustee	Chief Executive Officer, Pinnacle Capital Management, LLC October 2011 – Present; Executive Vice President, Unity Mutual Life Insurance, August 1978 – June 2011.	1

*** Mr. Masella’s principal business address is 100 Limestone Plaza, Fayetteville, NY 13066.

Officers****

Name	Age	Position(s) With the Fund	Principal Occupation	Number of Portfolios Overseen
Gregg A. Kidd	51	President (since 1996); Trustee (1996-2010)	President of Pinnacle Advisors, LLC and Pinnacle Investments, LLC since 1996.	1
Daniel F. Raite	62	Treasurer since 2003	Vice President of Pinnacle Advisors, LLC and Pinnacle Investments, LLC since 1996.	1
Michael M. Samoraj	52	Secretary since 2003; Chief Compliance Officer from 2007 – March, 2013.	Registered principal with Pinnacle Investments since 1999.	1

****The principal business address of each of the Officers is 507 Plum Street, Syracuse, NY 13204.

Board Committees.  The Board of Trustees has established an Audit Committee, which oversees the Fund’s accounting and financial reporting policies, as well as the independent audit of its financial statements. Effective as of March 30, 2013, the members of the Audit Committee are Mark Wadach (Chairman) and Lawton A. Williamson. The Audit Committee held four meetings during the fiscal year ended March 31, 2013. The Audit Committee does not currently have a financial expert.  The Board of Trustees has also established a Valuation Committee, to which the Board has delegated certain responsibilities in connection with procedures adopted by the Board that are intended to enable proper valuation of the portfolio securities of the Fund. Effective as of March 30, 2013, the Valuation Committee, which consists of, Mark Wadach (Chairman) and Joseph Masella.  The Valuation Commitee met four times during the fiscal year ended March 31, 2013.   The Board of Trustees has held no nominating or compensation committee or any committee performing similar functions.

Trustees’ Ownership of Fund Shares.  The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the complex overseen by the Trustee.  Information is provided as March 31, 2013.

Name of Trustee	Dollar Range of Fund Shares Owned by Trustee	Aggregate Dollar Range of Shares of All Funds Overseen by Trustee

Joseph Masella	Over $100,000	Over $100,000
Mark E. Wadach	$1- $10,000	$1- $10,000
Lawton A. Williamson	-0-	-0-

Officer and Trustee Compensation.  No director, officer or employee of the Adviser or the Underwriter (or any affiliate of the Adviser or the Underwriter) receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Trustee who is not an “interested person” of the Trust receives from the Trust a fee of $500.00 for attendance at each meeting of the Board of Trustees, plus reimbursement of travel and other expenses incurred in attending meetings.  The following table provides compensation amounts paid during the fiscal year ended March 31, 2013 to Trustees who are not “interested persons” of the Trust.

Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Trustees
John R. Dobek	$2000.00	None	None	$2000.00
Joseph Masella	None	None	None	None
Mark E. Wadach	$2000.00	None	None	$2000.00

Mr. Dobek served as trustee from 2007 to March 29, 2013.  During the fiscal year ended March 31, 2013, no officers of the Trust received compensation from the Fund in excess of $60,000.

Combined Supplement 041613